Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Current and Non-Current Borrowings

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Current
Unsecured bank loans	1,830,294	1,851,800	258,134
Secured bank loans	20,000	20,000	2,788
	1,850,294	1,871,800	260,922

Non-current
Unsecured bank loans	690,000	638,000	88,935

Summary of Terms and Conditions of Outstanding Loans and Borrowings

Terms and conditions of outstanding loans and borrowings are as follows:

	Weighted average interest rate	Maturity	31.12.2023
	%		RMB’000
Secured bank loans:
- Renminbi fixed rate loans	1.3	2024	20,000

Unsecured bank loans:
- Renminbi fixed rate loans	2.0	2024	1,760,294
- Renminbi floating rate loans	2.6	2024-2026	760,000
			2,520,294

	Weighted average interest rate	Maturity	31.12.2024	31.12.2024
	%		RMB’000	US$’000
Secured bank loans:
- Renminbi fixed rate loans	0.6	2025	20,000	2,788

Unsecured bank loans:
- Renminbi fixed rate loans	2.1	2025	1,591,800	221,891
- Renminbi floating rate loans	2.7	2025-2026	898,000	125,178
			2,489,800	347,069